CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities
Net income	¥ 2,434,211	¥ 2,307,904	¥ 1,991,648
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,625,837	1,409,075	1,250,853
Provision for doubtful accounts and credit losses	159,265	78,969	49,718
Pension and severance costs, less payments	8,833	(3,161)	20,654
Losses on disposal of fixed assets	33,329	31,625	28,657
Unrealized losses on available-for-sale securities, net	9,272	2,578	6,197
Deferred income taxes	32,889	(26,887)	(56,279)
Equity in earnings of affiliated companies	(329,099)	(308,545)	(318,376)
Changes in operating assets and liabilities, and other
Increase in accounts and notes receivable	(25,180)	(69,477)	(121,926)
Increase in inventories	(68,912)	(171,001)	(110,819)
Increase in other current assets	(200,669)	(43,355)	(77,645)
Increase in accounts payable	120,381	150,058	65,312
Increase (decrease) in accrued income taxes	(5,516)	(246,043)	438,527
Increase in other current liabilities	368,923	494,254	277,659
Other	297,293	79,759	201,855
Net cash provided by operating activities	4,460,857	3,685,753	3,646,035
Cash flows from investing activities
Additions to finance receivables	(13,549,278)	(13,126,596)	(11,953,064)
Collection of finance receivables	13,067,700	12,426,475	10,990,546
Proceeds from sales of finance receivables	48,154	23,913	34,807
Additions to fixed assets excluding equipment leased to others	(1,282,545)	(1,146,318)	(970,021)
Additions to equipment leased to others	(2,776,671)	(2,211,250)	(1,708,670)
Proceeds from sales of fixed assets excluding equipment leased to others	42,147	41,547	39,191
Proceeds from sales of equipment leased to others	1,111,727	803,423	744,339
Purchases of marketable securities and security investments	(2,197,477)	(3,194,294)	(4,738,278)
Proceeds from sales of marketable securities and security investments	108,708	113,348	538,894
Proceeds upon maturity of marketable securities and security investments	3,307,107	2,569,653	2,780,433
Changes in investments and other assets, and other	(1,062,116)	(113,391)	(94,425)
Net cash used in investing activities	(3,182,544)	(3,813,490)	(4,336,248)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,845,872	5,029,018	3,890,310
Payments of long-term debt	(4,176,202)	(3,462,237)	(2,988,923)
Increase (decrease) in short-term borrowings	(10,903)	(288,724)	467,976
Proceeds from issuance of class shares	474,917
Dividends paid to Toyota Motor Corporation class shareholders	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(704,728)	(554,933)	(396,030)
Dividends paid to noncontrolling interests	(73,129)	(69,295)	(63,065)
Reissuance (repurchase) of treasury stock	(778,173)	(347,784)	9,212
Net cash provided by (used in) financing activities	(423,571)	306,045	919,480
Effect of exchange rate changes on cash and cash equivalents	(199,871)	65,079	93,606
Net increase in cash and cash equivalents	654,871	243,387	322,873
Cash and cash equivalents at beginning of year	2,284,557	2,041,170	1,718,297
Cash and cash equivalents at end of year	¥ 2,939,428	¥ 2,284,557	¥ 2,041,170